Basis of Presentation and Consolidation and Summary of Significant Accounting Policies - Goodwill (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Goodwill
Goodwill	$ 6,520		$ 6,520	$ 6,520
Impairment of goodwill	$ 0	$ 0	0	0
Huddled Masses And Colossus Media Llc
Goodwill
Goodwill				2,400
Orange 142 LLC
Goodwill
Goodwill			$ 4,100	$ 4,100